Cover	Mar. 18, 2022
Cover [Abstract]
Entity Registrant Name	GEE GROUP INC.
Entity Central Index Key	0000040570
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 18, 2022
Entity Incorporation State Country Code	IL
Entity Tax Identification Number	36-6097429
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	1-05707
Entity Address Address Line 1	7751 Belfort Parkway
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	Jacksonville
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32256
City Area Code	630
Local Phone Number	954-0400
Security 12b Title	Common Stock, no par value
Trading Symbol	JOB
Security Exchange Name	NYSE